Taxes Payable (Tables)	12 Months Ended
Dec. 31, 2024
Taxes Payable
Summary of taxes payable

The following is a summary of taxes payable as of December 31, 2023 and 2024 (in thousands):

	December 31,	December 31,
	2023	2024
	RMB	RMB
Sales Tax payable	277,201	423,773
Withholding individual income taxes for employees	378,103	383,291
EIT payable	1,790,393	1,740,126
Others	125,837	211,995
	2,571,534	2,759,185